UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08044

MORGAN STANLEY HIGH YIELD FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	9/30/09

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley High Yield Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

(Showing percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
CORPORATE BONDS AND NOTES (96.9%)
Aerospace (1.1%)
Hexcel Corp.,
6.75%, 2/1/15	$510	$489
L-3 Communications Corp.,
7.63%, 6/15/12	380	386
		875
Broadcasting (0.3%)
LIN Television Corp.,
6.50%, 5/15/13	230	202

Cable (5.0%)
Anixter, Inc.,
10.00%, 3/15/14(a)	560	593
Charter Communications Operating LLC/Charter Communications Operating Capital,
12.88%, 9/15/14(b)(c)	980	1,066
CSC Holdings, Inc.,
8.63%, 2/15/19(c)	995	1,057
DISH DBS Corp.,
6.63%, 10/1/14	715	697
Virgin Media Finance plc,
8.75%, 4/15/14	90	92
9.13%, 8/15/16	385	398
		3,903
Chemicals (4.3%)
Airgas, Inc.,
7.13%, 10/1/18(a)(c)	755	780
Ashland, Inc.,
9.13%, 6/1/17(c)	345	370
Berry Plastics Corp.,
8.88%, 9/15/14	670	642
Innophos Holdings, Inc.,
9.50%, 4/15/12(c)	260	256
Innophos, Inc.,
8.88%, 8/15/14	150	152
Koppers, Inc.,
9.88%, 10/15/13(a)	250	259
Terra Capital, Inc.,
7.00%, 2/1/17	455	477
Westlake Chemical Corp.,
6.63%, 1/15/16	455	430
		3,366
Consumer Products (1.3%)
Goodyear Tire & Rubber Co. (The),
10.50%, 5/15/16	575	627
Great Atlantic & Pacific Tea Co.,
11.38%, 8/1/15(c)	385	391
		1,018
Energy (14.3%)
Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp.,
10.75%, 2/1/18(c)	645	672
Chaparral Energy, Inc.,
8.50%, 12/1/15	755	612
8.88%, 2/1/17	100	81
Chesapeake Energy Corp.,
6.38%, 6/15/15	150	140
7.50%, 9/15/13(a)	720	719
7.63%, 7/15/13	135	135
Cie Generale de Geophysique-Veritas S.A.,
7.50%, 5/15/15	345	345
Cimarex Energy Co.,
7.13%, 5/1/17	140	131
Forest Oil Corp.,
7.25%, 6/15/19	140	132
7.75%, 5/1/14	360	354
Hilcorp Energy I LP/Hilcorp Finance Co.,
7.75%, 11/1/15(c)	980	931
Key Energy Services, Inc.,
8.38%, 12/1/14	545	520
Massey Energy Co.,
6.88%, 12/15/13	750	727
Newfield Exploration Co.,
6.63%, 9/1/14(a)	1,070	1,057
7.13%, 5/15/18	115	115
OPTI Canada, Inc.,
8.25%, 12/15/14	380	296
Orion Power Holdings, Inc.,
12.00%, 5/1/10	250	260
PetroHawk Energy Corp.,
10.50%, 8/1/14(c)	580	626
Pioneer Natural Resources Co.,
6.65%, 3/15/17	284	272
Plains Exploration & Production Co.,
7.63%, 6/1/18	125	123
7.75%, 6/15/15(a)	1,040	1,038
SandRidge Energy, Inc. PIK,
8.63%, 4/1/15(a)	905	902
Western Refining, Inc.,
11.25%, 6/15/17(c)	1,010	960
		11,148
Financials (6.2%)
CB Richard Ellis Services, Inc.,
11.63%, 6/15/17(c)	575	624
FireKeepers Development Authority,
13.88%, 5/1/15(c)	810	865
General Motors Acceptance Corp., Inc,
6.75%, 12/1/14(c)	657	565
6.88%, 9/15/11(c)	829	792
JBS USA LLC/JBS USA Finance, Inc.,
11.63%, 5/1/14(c)	780	842
LaBranche & Co., Inc.,
11.00%, 5/15/12	850	824
LPL Holdings, Inc.,
10.75%, 12/15/15(c)	315	311
		4,823
Food and Drug (0.9%)
Axcan Intermediate Holdings, Inc.,
12.75%, 3/1/16	215	233
M-Foods Holdings, Inc.,
9.75%, 10/1/13(c)	210	217

Morgan Stanley High Yield Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

(Showing percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
Food and Drug (cont’d)
SUPERVALU, Inc.,
7.50%, 11/15/14	$225	$227
		677
Food/Tobacco (1.6%)
Constellation Brands, Inc.,
7.25%, 9/1/16 - 5/15/17	780	780
Smithfield Foods, Inc.,
7.00%, 8/1/11	515	497
		1,277
Forest Products (5.7%)
Crown Americas LLC/Crown Americas Capital Corp.,
7.63%, 11/15/13(a)	335	340
Georgia-Pacific LLC,
7.13%, 1/15/17(c)	520	511
Glatfelter,
7.13%, 5/1/16	145	142
Graham Packaging Co. LP/GPC Capital Corp. I,
9.88%, 10/15/14(a)	830	857
Graphic Packaging International, Inc.,
9.50%, 8/15/13	370	383
Owens-Brockway Glass Container, Inc.,
8.25%, 5/15/13(a)	1,175	1,207
Verso Paper Holdings LLC/Verso Paper, Inc.,
9.13%, 8/1/14	510	380
11.50%, 7/1/14(c)	630	649
		4,469
Gaming/Leisure (5.3%)
Ameristar Casinos, Inc.,
9.25%, 6/1/14(c)	455	474
Boyd Gaming Corp.,
7.75%, 12/15/12	356	357
Harrahs Operating Escrow LLC/Harrahs Escrow Corp.,
11.25%, 6/1/17(c)	1,255	1,296
Las Vegas Sands Corp.,
6.38%, 2/15/15	545	491
MGM Mirage,
10.38%, 5/15/14(c)	610	654
13.00%, 11/15/13(c)	520	598
Scientific Games International, Inc.,
9.25%, 6/15/19(c)	250	261
		4,131
Health Care (10.9%)
Apria Healthcare Group, Inc.,
11.25%, 11/1/14(a)(c)	765	826
Biomet, Inc.,
11.63%, 10/15/17	625	684
CHS/Community Health Systems, Inc.,
8.88%, 7/15/15(a)	910	935
FMC Finance III S.A.,
6.88%, 7/15/17(a)	610	595
Fresenius Medical Care Capital Trust IV,
7.88%, 6/15/11	440	450
HCA, Inc.,
5.75%, 3/15/14	200	178
6.25%, 2/15/13(a)	390	374
9.13%, 11/15/14(a)	1,071	1,108
Healthsouth Corp.,
10.75%, 6/15/16	595	649
Invacare Corp.,
9.75%, 2/15/15	100	106
Omnicare, Inc.,
6.75%, 12/15/13	495	482
6.88%, 12/15/15	395	381
Sun Healthcare Group, Inc.,
9.13%, 4/15/15	330	330
Tenet Healthcare Corp.,
7.38%, 2/1/13(a)	990	985
Warner Chilcott Corp.,
8.75%, 2/1/15	395	407
		8,490
Housing (0.7%)
Interface, Inc.,
9.50%, 2/1/14	535	533

Information Technology (4.0%)
First Data Corp.,
9.88%, 9/24/15(a)	825	766
Flextronics International Ltd.,
6.50%, 5/15/13	452	443
SunGard Data Systems, Inc.,
9.13%, 8/15/13	445	452
Unisys Corp.,
14.25%, 9/15/15(c)	770	797
Vangent, Inc.,
9.63%, 2/15/15	730	683
		3,141
Manufacturing (1.8%)
Baldor Electric Co.,
8.63%, 2/15/17	205	209
Johnsondiversey, Inc.,
9.63%, 5/15/12	511	521
RBS Global, Inc./Rexnord LLC,
9.50%, 8/1/14(a)	690	673
		1,403
Metals (4.8%)
ArcelorMittal,
9.85%, 6/1/19	615	729
Foundation PA Coal Co. LLC,
7.25%, 8/1/14	170	170
Freeport-McMoran Copper & Gold, Inc.,
8.38%, 4/1/17	1,030	1,097
Novelis, Inc.,
7.25%, 2/15/15	780	678
Teck Resources Ltd.,
10.25%, 5/15/16	905	1,027
		3,701
Retail (5.2%)
Brown Shoe Co., Inc.,
8.75%, 5/1/12	510	504
Eye Care Centers of America,
10.75%, 2/15/15	895	924
Neiman Marcus Group, Inc. (The) PIK,
9.00%, 10/15/15	441	379

Morgan Stanley High Yield Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

(Showing percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
Retail (cont’d)
Oxford Industries, Inc.,
11.38%, 7/15/15	$625	$673
Rite Aid Corp.,
8.63%, 3/1/15	605	495
Sally Holdings LLC/Sally Capital, Inc.,
9.25%, 11/15/14	1,020	1,061
		4,036
Services (2.5%)
ARAMARK Corp.,
8.50%, 2/1/15	135	137
Expedia, Inc.,
8.50%, 7/1/16(c)	305	323
Gaylord Entertainment Co.,
8.00%, 11/15/13	700	721
Ticketmaster Entertainment, Inc.,
10.75%, 8/1/16	725	747
		1,928
Telecommunications (6.8%)
Frontier Communications Corp.,
7.13%, 3/15/19	305	289
9.00%, 8/15/31	410	404
Intelsat Corp.,
9.25%, 6/15/16(a)	1,480	1,532
Nielsen Finance LLC/Nielsen Finance Co.,
11.63%, 2/1/14	925	980
Sprint Capital Corp.,
6.90%, 5/1/19(a)	1,500	1,350
Wind Acquisition Finance S.A.,
10.75%, 12/1/15(c)	495	547
Windstream Corp.,
8.13%, 8/1/13	210	217
		5,319
Transportation (3.4%)
Bombardier, Inc.,
6.30%, 5/1/14(a)(c)	1,010	980
Commercial Barge Line Co.,
12.50%, 7/15/17(c)	480	501
Ford Motor Credit Co. LLC,
7.25%, 10/25/11(a)	1,175	1,142
		2,623
Utilities (9.5%)
AES Corp. (The),
7.75%, 3/1/14	160	162
8.00%, 6/1/20(a)	840	838
8.75%, 5/15/13(c)	330	338
Dynegy Holdings, Inc.,
7.75%, 6/1/19	475	407
Edison Mission Energy,
7.75%, 6/15/16	545	480
El Paso Corp.,
12.00%, 12/12/13	1,030	1,179
Intergen N.V.,
9.00%, 6/30/17(c)	535	554
Ipalco Enterprises, Inc.,
8.63%, 11/14/11	165	170
Mirant Americas Generation LLC,
8.50%, 10/1/21(a)	380	332
NRG Energy, Inc.,
7.38%, 1/15/17	470	456
Ormat Funding Corp.,
8.25%, 12/30/20	630	551
RRI Energy, Inc.,
7.88%, 6/15/17	450	442
Texas Competitive Electric Holdings Co. LLC,
10.25%, 11/1/15(d)	680	493
Williams Cos., Inc. (The),
7.88%, 9/1/21(a)	955	1,035
		7,437
Wireless Communications (1.3%)
Nextel Communications, Inc.,
6.88%, 10/31/13	395	368
XM Satellite Radio, Inc.,
11.25%, 6/15/13(c)	610	641
		1,009
TOTAL CORPORATE BONDS AND NOTES (Cost $70,892)		75,509

	Shares
COMMON STOCK (0.0%)
Utilities (0.0%)
SW Acquisition LP (e)(f)(g) (Cost $—)	1	—

PREFERRED STOCK (0.3%)
Wireless Communications (0.3%)
Preferred Blocker, Inc., 7.00% (c) (Cost $177)	339	197

SHORT-TERM INVESTMENT (2.8%)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (h) (Cost $2,202)	2,201,596	2,202
TOTAL INVESTMENTS (100.0%) (Cost $73,271)+		77,908
LIABILITIES IN EXCESS OF OTHER ASSETS		(11,172)
NET ASSETS		$66,736

(a)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of September 30, 2009.
(b)	Issuer is in default.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2009. Maturity date disclosed is the ultimate maturity date.
(e)	Security has been deemed illiquid at September 30, 2009.
(f)

At September 30, 2009, the Fund held less than $500 of fair valued securities, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(g)	Non-income producing security.
(h)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investments in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $4,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $20,927,000 and $20,509,000, respectively.

+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $73,271,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $4,637,000 of which $6,141,000 related to appreciated securities and $1,504,000 related to depreciated securities.

PIK	Payment-in-kind. Income may be paid in additional securities or cash at the discretion of the issuer.

Morgan Stanley High Yield Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

(Showing percentage of Total Value of Investments)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009. (See Notes to Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stock
Utilities	$—	$—	$—	**	$—	**
Debt Instruments
Aerospace	—	875	—		875
Broadcasting	—	202	—		202
Cable	—	3,903	—		3,903
Chemicals	—	3,366	—		3,366
Consumer Products	—	1,018	—		1,018
Energy	—	11,148	—		11,148
Financials	—	4,823	—		4,823
Food and Drug	—	677	—		677
Food/Tobacco	—	1,277	—		1,277
Forest Products	—	4,469	—		4,469
Gaming/Leisure	—	4,131	—		4,131
Health Care	—	8,490	—		8,490
Housing	—	533	—		533
Information Technology	—	3,141	—		3,141
Manufacturing	—	1,403	—		1,403
Metals	—	3,701	—		3,701
Retail	—	4,036	—		4,036
Services	—	1,928	—		1,928
Telecommunications	—	5,319	—		5,319
Transportation	—	2,623	—		2,623
Utilities	—	7,437	—		7,437
Wireless Communications	—	1,009	—		1,009
Total Debt Instruments	—	75,509	—		75,509
Preferred Stock
Wireless Communications	—	197	—		197
Short-Term Investment
Investment Company	2,202	—	—		2,202
Total Short-Term Investments	2,202	—	—		2,202
Total Assets	2,202	75,706	—	**	77,908

Liabilities:
Reverse Repurchase Agreement	—	12,287	—		12,287
Total Liabilities	—	12,287	—		12,287
Total	$2,202	$63,419	$—	**	$65,621

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stocks (000)
Balance as of 12/31/08	$—	**
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—
Balance as of 9/30/09	$—	**
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/09.	$—

** Includes a security which is valued at zero.

At September 30, 2009, the Fund had reverse repurchase agreement outstanding with UBS as follows:

Maturity in
less than
365 Days
Value of Securities Subject to Repurchase	$20,681,000
Liability Under Reverse Repurchase Agreement	$12,311,000
Weighted Average Days to Maturity	46.45

Notes to Portfolio of Investments (unaudited)

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 –           quoted prices in active markets for identical investments

• Level 2 –           other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –           significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation — Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley High Yield Fund, Inc.
By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 19, 2009

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 19, 2009